Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 3,098.2	$ 3,052.9
Acquisitions	2,918.8	52.1
Other	(7.2)	(6.8)
Goodwill, Ending Balance	6,009.8	3,098.2
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,743.1	1,720.3
Acquisitions	(0.3)	22.8
Other	0.1	0.0
Goodwill, Ending Balance	1,742.9	1,743.1
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,032.2	1,034.6
Acquisitions	47.9	0.0
Other	(2.5)	(2.4)
Goodwill, Ending Balance	1,077.6	1,032.2
U.S. Retail Pet Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	0.0	0.0
Acquisitions	2,810.3	0.0
Other	0.0	0.0
Goodwill, Ending Balance	2,810.3	0.0
International, Foodservice, and Natural Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	322.9	298.0
Acquisitions	60.9	29.3
Other	(4.8)	(4.4)
Goodwill, Ending Balance	$ 379.0	$ 322.9